Investment Strategy	Jan. 31, 2026
Advisors Capital Total Return – Equity Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in dividend-paying common stock of U.S. companies. The Fund defines U.S. companies as those domiciled in the U.S., deriving a majority of revenue or profits from the U.S., maintaining a majority of assets in the U.S., or listed on a U.S. stock exchange. The Fund invests in companies of any capitalization. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor seeks total returns composed of income and long-term capital appreciation by investing primarily in S&P 500 common stocks that regularly pay dividends. The Sub-Advisor selects investments based on higher relative dividend yields, dividend growth potential, and anticipated stock price appreciation. The Sub-Advisor identifies potential for dividend growth by reviewing a company’s dividend history, dividend policy, capital allocation policy, and company free cash flow projections. Income from dividends is expected to represent a relatively smaller portion of total return when compared to long-term capital appreciation. The Sub-Advisor identifies potential for stock price appreciation by examining fundamental factors including projected industry revenue growth, anticipated company earnings growth, and valuation criteria. The Sub-Advisor's philosophy is to invest long-term in what it believes are attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies are selected based on fundamental macro and micro-level analysis. Selected companies will typically have stronger balance sheets, better profitability, and lower earnings volatility relative to peers. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in the fundamental analysis.

The Fund is typically structured with 30 to 50 stocks spread across seven to ten sectors. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual risk factors. The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise for future appreciation. The Fund is expected to have low annual turnover. Each investment has an intended two- to four-year time frame, although investments may be held longer if the company's fundamentals remain favorable, or sold earlier if the fundamentals weaken. The Sub-Advisor expects the Fund to have a better-than-market dividend yield with lower downside risk when compared to the S&P 500 Index. The Sub-Advisor focuses primarily on companies which regularly generate free cash flow even in weaker economic environments. Further, these investments feature companies with less debt in their capital structure and which have higher average profitability versus benchmark index averages. The Sub-Advisor believes these criteria will provide for less downside risk as measured by downside capture over the full market cycle. Downside capture ratio is the performance of the Fund relative to an index in a negative return environment.

The Sub-Advisor sells a stock when it reaches the Sub-Advisor's estimate of intrinsic value, when there is a more attractively priced stock as an alternative, when the fundamentals of the business have changed, or when the Sub-Advisor determines that management of the company is not enhancing shareholder value. The Sub-Advisor reviews a company’s return on invested capital (ROIC) compared to the company’s weighted average cost of capital (WACC). The Sub-Advisor believes that companies with ROIC below their WACC are not enhancing shareholder value.

Advisors Capital Small/Mid Cap Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of small- capitalization and mid-capitalization companies. The Fund defines small- and mid-capitalization companies as those with market capitalizations of less than $15 billion at the time of purchase. The Fund invests primarily in companies located in the United States, but may invest in foreign issuers. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor's philosophy is to invest long-term in what it believes are relatively attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies generate excess operating cash flow above capital expenditures, and have lower volatility in those cash flows relative to peers. Typically, companies are focused on one business and exhibit dominance within a specialized niche. The Sub-Advisor determines dominance by reviewing a company’s market share in its industry compared to peers as well as comparing the company’s profitability metrics relative to industry averages. Other factors such as brand recognition and unique business model can also play a role in dominance assessment. The Sub-Advisor believes that dominant companies typically have higher market share, exercise more pricing power, have better operating profit margins, and exhibit superior profitability metrics compared to peers over the full market cycle.

The Sub-Advisor's investment process is largely bottom up. Quantitative screening is used to identify both growth and value companies that meet the Sub-Advisor's criteria. The companies that pass quantitative screens are then reviewed using qualitative screens. Qualitative metrics are industry position, management team skill, and business strategy viability. Companies with negative attributes such as a high level of institutional ownership, multiple business segments, and inconsistent cash flows are typically avoided. Industry position primarily refers to market share of a company and market share rank relative to competitors, but could also refer to a unique business model not easily duplicated by competitors. The Sub-Advisor constructs the portfolio using a focused, relatively sector-neutral portfolio of approximately 30-45 names diversified across seven to ten sectors using statistical technique to avoid what it believes are over exposures to individual risk factors. The resulting portfolio is comprised of both growth and value companies.

The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The Sub-Advisor sells stocks that it no longer believes hold such promise. The Sub-Advisor strives to achieve an excess return over the CRSP US Small Cap Index with lower risk as measured by the downside capture ratio.

Advisors Capital Tactical Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in fixed-income securities. The Fund defines fixed-income securities as fixed or floating rate cash equivalents, debt instruments, preferred stock, and exchange-traded funds ("ETFs") that primarily invest in the preceding instruments. Fixed income securities are selected without restriction as to maturity, credit quality (including high yield or junk bonds), currency, issuer country or capitalization. However, preferred stocks are limited to 30% of the Fund's portfolio. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs.

The Sub-Advisor seeks total return with capital preservation as a secondary objective by employing an opportunistic and unconstrained investment strategy to access the what it believes to be the most attractive total return opportunities based on prevailing market conditions. However, the Fund will comply with its 80% investment policy. Unconstrained is intended to allow for a broad spectrum of investment instruments, not limited to investment grade, high yield, corporates or preferred stocks. Prevailing market conditions refers to the current market environment including, but not limited to such factors to as interest rates, credit spreads and the macroeconomic outlook. The Sub-Advisor conducts a macro environment analysis before reviewing fundamental research and applying proprietary internal value screens for potential investments, including a credit analysis screen.

The Sub-Advisor's ongoing review process focuses on:

·	Continuous review of global macro environment

·	Position specific evaluations

·	Assessment of composite volatility and portfolio returns

To maintain the secondary investment objective of capital preservation, the Sub-Advisor may invest in cash equivalents and/or any other security or ETF with similar capital preservation characteristics at the Sub-Advisor's discretion. The Sub-Advisor is unconstrained in the allocation to such investments and may invest up to 100% of the portfolio in such "defensive" positions. The Sub-Advisor may also invest up to 20% of the Fund's assets in inverse ETFs in an effort to hedge risks such as interest rate risk. Inverse funds are designed to deliver performance opposite of that of a benchmark index.

The Sub-Advisor sells securities when it believes they are not consistent with the primary and/or secondary investment objective as discussed above. The Sub-Advisor may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%.

Advisors Capital Active All Cap Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund invests primarily in the common stock of U.S. companies of any capitalization by using exchange-traded funds ("ETFs") and mutual funds in different combinations and weightings. The ETFs and mutual funds ("Underlying Funds") each invest primarily in U.S. common stock of varying market capitalizations, sectors and strategy themes.

The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor employs a fund-of-funds strategy focused on ETFs. The Underlying Funds selected typically following an index-tracking strategy however, the Sub-Adviser may also use actively managed Underlying Funds.

The Sub-Adviser seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors and Underlying Funds.

The Fund is typically structured with 5 to 15 Underlying Funds. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues be consistent with the investment objective of the Fund. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost Underlying Fund becomes available.

Advisors Capital Growth Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

The Fund invests primarily in the common stock of U.S. growth companies of any capitalization by using exchange-traded funds ("ETFs") and mutual funds in different combinations and weightings. The ETFs and mutual funds ("Underlying Funds") each invest primarily in U.S. common stock of varying market capitalizations, sectors and strategy themes.

The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor employs a fund-of-funds strategy focused on ETFs. The Underlying Funds selected typically following an index-tracking strategy however, the Sub-Adviser may also use actively managed Underlying Funds. The Sub-Adviser defines a growth company as one which it believes has an above-average outlook for growth in sales or earnings. The Sub-Adviser selects stocks using a two-stage process. After it identifies a universe of growth companies it selects them based on price relative to growth outlook, which is sometimes referred to as growth-at-a-reasonable price or “GARP.” To assess relative value the Sub-Adviser may also consider a company’s (i) competitive advantage, (ii) proven products or services, (iii) length of record of above-average earnings growth, (iv) demonstrated record potential to sustain earnings growth, (v) connection to an industry experiencing increasing demand, and (vi) ability to grow sales or earnings in good or bad economic environments. The Sub-Adviser selects Underlying Funds that have portfolios that are representative of the growth selection process described above.

The Sub-Adviser seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that it believes will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole over the long-term. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, large cap growth). There are no restrictions on the type of equity index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors and Underlying Funds.

The Fund is typically structured with 5 to 15 Underlying Funds. The Fund is diversified and invested in multiple industries, and may be overweight (as compared to the S&P 500® Index) in certain sectors at various times (such as financials, healthcare, information technology, industrials, etc.). The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues be consistent with the investment objective of the Fund. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation, when a critical investment assumption is no longer valid, or when the current price fully reflects intrinsic value, but may also do so when a lower cost Underlying Fund becomes available.

Advisors Capital International Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 40% of its assets in securities of foreign issuers from at least three foreign countries. The Fund defines foreign issuers as: (i) those organized outside the U.S.; (ii) having a class of securities whose principal securities market is outside the U.S.; or (iii) deriving 50% or more of total revenues or earnings from goods produced, sales made, or services provided outside the U.S., or maintaining 50% or more of its employees, assets, investments, operations, or other business activity outside the U.S. The Fund typically invests in foreign issuers through American Depositary Receipts (“ADRs”). ADRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign stock exchange. The Fund may also invest in ETFs, and companies located in the United States. The Fund may include emerging market issuers as part of its principal strategy. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor's philosophy is to invest long-term in what it believes are relatively attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and competent leadership. These companies generate excess operating cash flow above capital expenditures, and have lower volatility in those cash flows relative to peers. Typically, companies are focused on one business and exhibit dominance within a specialized niche. The Sub-Advisor determines dominance by reviewing a company’s market share in its industry compared to peers as well as comparing the company’s profitability metrics relative to industry averages. Other factors such as brand recognition and unique business model can also play a role in dominance assessment. The Sub-Advisor believes that dominant companies typically have higher market share, exercise more pricing power, have better operating profit margins, and exhibit superior profitability metrics compared to peers over the full market cycle.

The Sub-Advisor's investment process is largely bottom up. Quantitative screening is used to identify both growth and value companies that meet the Sub-Advisor's criteria. The companies that pass quantitative screens are then reviewed using qualitative screens. Qualitative metrics are industry position, management team skill, and business strategy viability. Companies with negative attributes such as a high level of institutional ownership, multiple business segments, and inconsistent cash flows are typically avoided. Industry position primarily refers to market share of a company and market share rank relative to competitors, but could also refer to a unique business model not easily duplicated by competitors. The Sub-Advisor constructs the portfolio using a focused, relatively sector-neutral portfolio of approximately 30-50 names diversified across seven to ten sectors using statistical technique to avoid what it believes are over exposures to individual risk factors. The resulting portfolio is comprised of both growth and value companies.

The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The Sub-Advisor sells stocks that it no longer believes hold such promise. The Sub-Advisor strives to achieve an excess return over the MSCI ACWI ex USA - Net Index with lower risk as measured by the downside capture ratio. Downside capture ratio measures the Fund's performance in down markets relative to an index. For example, a downside capture ratio of 80 indicates that the Fund's portfolio declined only 80% as much as the index during the period in question.